Segment and Customer Reporting (Details 2) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Total Of Revenues Attributed	$ 17,715	$ 17,133	$ 51,318	$ 43,320
Canada [Member]
Statement [Line Items]
Revenues attributed	238	1,824	769	2,172
United States [Member]
Statement [Line Items]
Revenues attributed	16,493	15,304	49,451	41,042
Others
Statement [Line Items]
Others	$ 984	$ 5	$ 1,098	$ 106